INVENTORY (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2013
Inventory Details
Unfinished Product Inventory		$ 174,082
Finished Product Inventory		406,525
Total	$ 183,845	$ 580,607